Maturity analysis of assets and liabilities (Detail] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Total financial assets measured at amortized cost	$ 766,407	$ 730,379
Amounts due from banks	28,206	14,671
Loans and advances to customers	405,633	390,027
Other Financial Assets At Amortised Cost	54,334	53,389
Total financial assets measured at fair value through profit or loss	351,463	335,127
Financial assets at fair value not held for trading	63,754	59,408
Financial assets measured at fair value through other comprehensive income	2,233	2,239
Total non-financial assets	35,900	37,700
Total assets	1,156,016	1,105,436	$ 1,116,145
Liabilities
Total financial liabilities measured at amortized cost	762,840	705,442
Customer deposits	555,673	527,171
Funding from UBS Group AG measured at amortized cost	67,282	56,147
Debt issued measured at amortized cost	69,784	59,499
Total financial liabilities measured at fair value through profit or loss	328,401	333,382
Debt issued designated at fair value	86,341	71,842
Total non-financial liabilities	9,200	9,700
Total liabilities	1,100,448	1,048,496
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	44,000	40,000
Guarantees	33,400	22,400
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	10,400	3,800
Irrevocable committed prolongation of existing loans	4,200	4,700
Total	91,900	70,900
Due within 1 month
Assets
Total financial assets measured at amortized cost	416,200	425,200
Amounts due from banks	12,000	13,300
Loans and advances to customers	135,500	141,900
Other Financial Assets At Amortised Cost	7,400	8,800
Total financial assets measured at fair value through profit or loss	312,500	300,400
Financial assets at fair value not held for trading	24,800	24,600
Financial assets measured at fair value through other comprehensive income	100	300
Total non-financial assets	6,600	7,100
Total assets	735,400	732,900
Liabilities
Total financial liabilities measured at amortized cost	497,100	524,300
Customer deposits	433,200	464,500
Funding from UBS Group AG measured at amortized cost	2,500	2,000
Debt issued measured at amortized cost	6,400	4,600
Total financial liabilities measured at fair value through profit or loss	250,100	265,900
Debt issued designated at fair value	13,100	9,300
Total non-financial liabilities	5,200	6,700
Total liabilities	752,500	796,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	43,000	39,300
Guarantees	33,400	22,400
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	10,400	3,800
Irrevocable committed prolongation of existing loans	2,000	4,700
Total	88,800	70,100
Due between 1 and 3 months
Assets
Total financial assets measured at amortized cost	25,600	28,700
Amounts due from banks	500	600
Loans and advances to customers	12,100	16,300
Other Financial Assets At Amortised Cost	1,600	4,200
Total financial assets measured at fair value through profit or loss	6,700	10,000
Financial assets at fair value not held for trading	6,700	10,000
Financial assets measured at fair value through other comprehensive income	1,100	900
Total assets	33,400	39,500
Liabilities
Total financial liabilities measured at amortized cost	65,100	40,200
Customer deposits	48,900	28,500
Funding from UBS Group AG measured at amortized cost	800
Debt issued measured at amortized cost	11,700	8,800
Total financial liabilities measured at fair value through profit or loss	11,400	13,800
Debt issued designated at fair value	11,300	12,300
Total non-financial liabilities	2,800	2,600
Total liabilities	79,300	56,500
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	500	300
Irrevocable committed prolongation of existing loans	800
Total	1,400	300
Due between 3 and 12 months
Assets
Total financial assets measured at amortized cost	47,600	34,500
Amounts due from banks	5,400	600
Loans and advances to customers	33,300	28,300
Other Financial Assets At Amortised Cost	4,200	2,800
Total financial assets measured at fair value through profit or loss	7,800	7,800
Financial assets at fair value not held for trading	7,800	7,800
Financial assets measured at fair value through other comprehensive income	1,000	900
Total non-financial assets	200	200
Total assets	56,500	43,400
Liabilities
Total financial liabilities measured at amortized cost	81,100	49,600
Customer deposits	49,600	23,800
Debt issued measured at amortized cost	26,800	23,300
Total financial liabilities measured at fair value through profit or loss	22,600	16,300
Debt issued designated at fair value	21,800	15,900
Total liabilities	103,800	65,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	400	400
Irrevocable committed prolongation of existing loans	1,300
Total	1,800	400
Due between 1 and 2 years
Assets
Total financial assets measured at amortized cost	105,200	78,800
Amounts due from banks	10,000	0
Loans and advances to customers	89,400	74,900
Other Financial Assets At Amortised Cost	5,100	3,000
Total financial assets measured at fair value through profit or loss	7,400	3,600
Financial assets at fair value not held for trading	7,400	3,600
Financial assets measured at fair value through other comprehensive income	100	100
Total assets	112,700	82,400
Liabilities
Total financial liabilities measured at amortized cost	30,300	20,700
Customer deposits	15,300	7,700
Funding from UBS Group AG measured at amortized cost	8,200	4,800
Debt issued measured at amortized cost	6,300	7,200
Total financial liabilities measured at fair value through profit or loss	23,300	19,600
Debt issued designated at fair value	23,000	19,300
Total liabilities	53,700	40,400
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	0	0
Irrevocable committed prolongation of existing loans	0
Total	0	0
Due between 2 and 5 years
Assets
Total financial assets measured at amortized cost	77,800	70,500
Amounts due from banks	200	0
Loans and advances to customers	61,400	55,600
Other Financial Assets At Amortised Cost	16,100	14,800
Total financial assets measured at fair value through profit or loss	11,800	9,900
Financial assets at fair value not held for trading	11,800	9,900
Financial assets measured at fair value through other comprehensive income	0	0
Total non-financial assets	1,200	2,000
Total assets	90,800	82,400
Liabilities
Total financial liabilities measured at amortized cost	49,600	35,200
Customer deposits	8,400	2,300
Funding from UBS Group AG measured at amortized cost	24,300	21,200
Debt issued measured at amortized cost	11,800	10,000
Total financial liabilities measured at fair value through profit or loss	8,300	7,300
Debt issued designated at fair value	8,000	6,900
Total liabilities	58,300	42,500
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	0
Irrevocable committed prolongation of existing loans	0
Total	0
Due after 5 years
Assets
Total financial assets measured at amortized cost	94,000	92,800
Amounts due from banks	100	100
Loans and advances to customers	74,000	73,000
Other Financial Assets At Amortised Cost	19,900	19,700
Total financial assets measured at fair value through profit or loss	3,400	2,000
Financial assets at fair value not held for trading	3,400	2,000
Financial assets measured at fair value through other comprehensive income	0	0
Total non-financial assets	400	400
Total assets	97,800	95,100
Liabilities
Total financial liabilities measured at amortized cost	27,100	23,500
Customer deposits	300	300
Funding from UBS Group AG measured at amortized cost	19,000	16,300
Debt issued measured at amortized cost	6,800	5,700
Total financial liabilities measured at fair value through profit or loss	12,700	10,500
Debt issued designated at fair value	9,100	8,200
Total liabilities	39,900	34,000
Perpetual / Not applicable
Assets
Total financial assets measured at fair value through profit or loss	1,900	1,500
Financial assets at fair value not held for trading	1,900	1,500
Total non-financial assets	27,500	28,000
Total assets	29,500	29,600
Liabilities
Total financial liabilities measured at amortized cost	12,500	11,800
Funding from UBS Group AG measured at amortized cost	12,500	11,800
Total non-financial liabilities	500	500
Total liabilities	13,000	12,300
of which: non-subordinated
Liabilities
Debt issued measured at amortized cost	66,800	56,500
of which: non-subordinated | Due within 1 month
Liabilities
Debt issued measured at amortized cost	6,400	4,600
of which: non-subordinated | Due between 1 and 3 months
Liabilities
Debt issued measured at amortized cost	11,700	8,800
of which: non-subordinated | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	24,300	23,300
of which: non-subordinated | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	6,000	4,800
of which: non-subordinated | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	11,600	9,500
of which: non-subordinated | Due after 5 years
Liabilities
Debt issued measured at amortized cost	6,800	5,700
of which: subordinated
Liabilities
Debt issued measured at amortized cost	3,000	3,000
of which: subordinated | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	2,500
of which: subordinated | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	300	2,400
of which: subordinated | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	$ 200	$ 500